Leases - Components of Lease Expense and Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 118	$ 118	$ 122
Variable lease cost	20	21	19
Finance lease cost	0	1	1
Total lease cost	138	140	142
Cash paid for amounts included in the measurement of lease liabilities	129	134	136
Right-of-use assets obtained in exchange for lease obligations	$ 91	$ 70	$ 65